SHAREHOLDER'S EQUITY	12 Months Ended
Dec. 31, 2023
SHAREHOLDER'S EQUITY
SHAREHOLDER'S EQUITY
23. SHAREHOLDER’S EQUITY

23.1 Share capital

On December 31, 2023, the share capital of the Company is of R$ 12,484,515, composed of 1,386,848,066 registered common shares without par value (R$ 12,484,424 composed of 1,383,206,405 registered common shares without par value on December 31, 2022).

23.2 Dividends payment policy

The shareholders are entitled to receive every year a mandatory minimum dividend of 30% of net income, considering principally the following adjustments:

➢	Increase in the amounts resulting from the reversal, in the period, of previously recognized reserves for contingencies.
➢	Decrease in the amounts intended for the recognition, in the period, of the legal reserve and reserve for contingencies.
➢	Whenever the amount of the minimum mandatory dividend exceeds the realized portion of net income for the year, management may propose, and the General Meeting approves, allocate the excess to the constitution of the unrealized profit reserve (article 197 of Law No. 6404/76); accumulated losses and tax will be deducted from net income, prior to distribution (article 189 of Law No. 6.404/76).

Based on the profit for the year 2023, dividends were proposed in the amount of R$293,986, without withholding income tax, equivalent to the remuneration of R$0.2129 per share, which will be settled throughout 2024.

The Board of Directors may pay or credit interest on equity, in accordance with applicable legislation

23.3 Treasury shares

As of December 31, 2023 and 2022, item “Treasury shares” has the following composition:

	Number of shares	R$ (in thousands)	Average price per share - R$
Balance as of December 31, 2020	316,701	11,667	38.04
Used	(754,719)	(34,438)	45.63
Acquired	5,337,558	174,113	32.62
Balance as of December 31, 2021	4,899,540	151,342	30.89
Used	(377,585)	(9,282)	24.58
Acquired	5,391,900	120,300	22.31
Balance as of December 31, 2022	9,913,855	262,360	26.46
Used	(3,709,807)	(98,124)	26.45
Balance as of December 31, 2023	6,204,048	164,236	26.47

There was no aquisitions of treasury shares during 2023, therefore, no minimum and maximum cost of the balance of treasury shares on December 31, 2023.

23.4 Capital reserve

In the year ended 31 December 2021, there was a reduction in the capital in the amount of R$650,196 to compensate losses for the year ended December 31, 2020.

In the year ended December 31, 2022, there was an increase of R$247,048 related to change of stock option plans and restricted shares.

During the year ended 31 December 2022, the amounts related to cumulative translation adjustment of subsidiaries in hyperinflationary economies presented in capital reserves and retained earnings was reclassified to other comprehensive income, as well component of the Company's shareholders' equity, for better presentation.

In the year ended December 31, 2023, there was an increase of R$634,156 related to changes in stock option plans and restricted shares.

The capital reserve as of December 31, 2023 amounted to R$11,175,041 (R$10,540,885 as of December 31, 2022).

23.5 Cumulative translation adjustment – Other comprehensive income

The Company recognizes in this equity item the exchange rate variation effect from investments in foreign subsidiaries, including exchange rate variations in a hyperinflationary economy, actuarial gains and losses arising from the employee benefit plan, and the effect from cash flow hedge operations. For exchange rate variation, the accumulated effect will be reversed to statement of profit or loss as a gain or loss only in the event of disposal or write-off of the investment. For actuarial losses and gains, the amounts will be recognized when the actuarial liability is remeasured. The cash flow hedge transactions are transferred to the statement of profit or loss in case an ineffective portion is identified or when the hedge relationship is terminated.